UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ----------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      -------------------------------------
               (Exact name of registrant as specified in charter)


       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                   JUNE 30, 2005
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[PHOTO OMITTED]

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       SEMIANNUAL REPORT AND SHAREHOLDER LETTER       |    GLOBAL
--------------------------------------------------------------------------------

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                                                      WANT TO RECEIVE
[GRAPHIC OMITTED]                                     THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                      TEMPLETON                       Eligible shareholders can
              GLOBAL OPPORTUNITIES TRUST              sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Global Opportunities Trust ......................................    4

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   23

Shareholder Information ...................................................   31

--------------------------------------------------------------------------------
SEMIANNUAL REPORT

TEMPLETON GLOBAL OPPORTUNITIES TRUST

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

--------------------------------------------------------------------------------
      PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Europe                                                       42.0%
Asia                                                         27.1%
North America                                                25.5%
Latin America                                                 2.0%
Australia & New Zealand                                       1.9%
Middle East & Africa                                          0.4%
Short-Term Investments & Other Net Assets                     1.1%

We are pleased to bring you Templeton Global Opportunities Trust's semiannual report for the period ended June 30, 2005.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A posted a 1.02% cumulative total return for the six months under review. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which posted a -0.05% total return for the same period.(1) Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and an estimated 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China's industrial production grew almost 17% in May, and Japan's economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.(2)

1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


4 | Semiannual Report

TOP 10 COUNTRIES
Based on Equity Securities as of 6/30/05

-------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
-------------------------------------------------------------------------------
  U.S.                                                                    20.3%
-------------------------------------------------------------------------------
  U.K.                                                                    13.0%
-------------------------------------------------------------------------------
  China                                                                    8.1%
-------------------------------------------------------------------------------
  South Korea                                                              7.3%
-------------------------------------------------------------------------------
  Japan                                                                    6.8%
-------------------------------------------------------------------------------
  France                                                                   6.5%
-------------------------------------------------------------------------------
  Germany                                                                  5.3%
-------------------------------------------------------------------------------
  Spain                                                                    4.5%
-------------------------------------------------------------------------------
  Netherlands                                                              4.3%
-------------------------------------------------------------------------------
  Switzerland                                                              4.0%
-------------------------------------------------------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 6/30/05

-------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
-------------------------------------------------------------------------------
  Pharmaceuticals                                                          9.8%
-------------------------------------------------------------------------------
  Oil, Gas & Consumable Fuels                                              9.7%
-------------------------------------------------------------------------------
  Commercial Banks                                                         7.6%
-------------------------------------------------------------------------------
  Insurance                                                                6.7%
-------------------------------------------------------------------------------
  Diversified Telecommunication Services                                   6.2%
-------------------------------------------------------------------------------
  Electric Utilities                                                       3.9%
-------------------------------------------------------------------------------
  Health Care Providers & Services                                         3.7%
-------------------------------------------------------------------------------
  Food Products                                                            3.3%
-------------------------------------------------------------------------------
  Software                                                                 3.0%
-------------------------------------------------------------------------------
  Media                                                                    2.9%
-------------------------------------------------------------------------------

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.(3) Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.(4) Economic growth was slow and the euro declined in value versus the U.S. dollar. Largely in consideration of these factors, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union's political future.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index's constituents.(5) The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.(6) U.S. markets, as measured by the MSCI USA Index, had a total return of -0.41%.(7) However, due to the dollar's recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar's recent rise helped make foreign-based companies' goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors' returns on European and Japanese equity investments.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

5. Source: Standard & Poor's Micropal. The MSCI Europe Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Europe.

6. Source: Standard & Poor's Micropal. The MSCI Pacific Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the Pacific region.

7. Source: Standard & Poor's Micropal. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.


                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
6/30/05

-------------------------------------------------------------------------------
  COMPANY                                                            % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                                           NET ASSETS
-------------------------------------------------------------------------------
  Shell Transport & Trading Co. PLC                                        2.3%
   OIL, GAS & CONSUMABLE FUELS, U.K.
-------------------------------------------------------------------------------
  Sanofi-Aventis                                                           1.8%
   PHARMACEUTICALS, FRANCE
-------------------------------------------------------------------------------
  Abbott Laboratories                                                      1.8%
   PHARMACEUTICALS, U.S.
-------------------------------------------------------------------------------
  Suez SA                                                                  1.7%
   MULTI-UTILITIES, FRANCE
-------------------------------------------------------------------------------
  Total SA, B                                                              1.7%
   OIL, GAS & CONSUMABLE FUELS, FRANCE
-------------------------------------------------------------------------------
  Telefonos de Mexico SA de CV
  (Telmex), L, ADR                                                         1.6%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, MEXICO
-------------------------------------------------------------------------------
  China Resources Power Co. Ltd.                                           1.5%
   INDEPENDENT POWER PRODUCERS
   & ENERGY TRADERS, CHINA
-------------------------------------------------------------------------------
  Shire Pharmaceuticals Group PLC                                          1.5%
   PHARMACEUTICALS, U.K.
-------------------------------------------------------------------------------
  Akzo Nobel NV                                                            1.4%
   CHEMICALS, NETHERLANDS
-------------------------------------------------------------------------------
  UBS AG                                                                   1.4%
   CAPITAL MARKETS, SWITZERLAND
-------------------------------------------------------------------------------

potential. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

MANAGER'S DISCUSSION

During the six months under review, the Fund's overweighted position relative to the MSCI AC World Index in the health care sector benefited performance. Specifically, Fund holdings AmerisourceBergen and new holding Millipore in the U.S., as well as Germany's Merck KGaA, performed well. Our stock selection in and overweighted exposure to Europe also helped relative performance. In particular, stock selection in Germany and stock selection and an overweighted position in U.K. stocks benefited performance. The Fund's overweighted exposure to emerging markets relative to the index also benefited performance.

There were several detractors from performance during the period. The Fund's underweighted position in the energy sector hurt relative performance. In addition, our stock selection in and underweighted exposure to Canadian stocks hindered results. On a stock-specific basis, China Pharmaceutical Group, a major vitamin C maker, declined in value largely due to volatile vitamin C prices stemming from overcapacity.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar increased in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's primary investment in securities with non-U.S. currency exposure.


6 | Semiannual Report

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

[PHOTO OF GUANG YANG]


/s/ Guang Yang

Guang Yang, CFA
Portfolio Manager
Templeton Global Opportunities Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

PERFORMANCE SUMMARY AS OF 6/30/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------------
  CLASS A (SYMBOL: TEGOX)                                  CHANGE          6/30/05          12/31/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.15           $15.80            $15.65
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/05-6/30/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0094
------------------------------------------------------------------------------------------------------
  CLASS B (SYMBOL: N/A)                                    CHANGE          6/30/05          12/31/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.09           $15.62            $15.53
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/05-6/30/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0094
------------------------------------------------------------------------------------------------------
  CLASS C (SYMBOL: TEGPX)                                  CHANGE          6/30/05          12/31/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.09           $15.57            $15.48
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/05-6/30/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0094
------------------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------------------
  CLASS A                                6-MONTH          1-YEAR          5-YEAR                10-YEAR
----------------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)               1.02%           13.14%           7.67%                102.30%
----------------------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)          -4.76%            6.60%           0.29%                  6.66%
----------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)         $9,524          $10,660         $10,146                $19,063
----------------------------------------------------------------------------------------------------------------
  CLASS B                                6-MONTH          1-YEAR           5-YEAR           INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)               0.64%           12.33%           3.78%                 35.13%
----------------------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)          -3.36%            8.33%           0.37%                  4.74%
----------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)         $9,664          $10,833         $10,186                $13,513
----------------------------------------------------------------------------------------------------------------
  CLASS C                                6-MONTH          1-YEAR          5-YEAR                 10-YEAR
----------------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)               0.64%           12.28%           3.72%                 88.13%
----------------------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)          -0.36%           11.28%           0.73%                  6.52%
----------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)         $9,964          $11,128         $10,372                $18,813
----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


                                                           Semiannual Report | 9

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.

   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
  CLASS A                                      VALUE 12/31/04        VALUE 6/30/05     PERIOD* 12/31/04-6/30/05
---------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000              $1,010.20                $ 6.83
---------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000              $1,018.00                $ 6.85
---------------------------------------------------------------------------------------------------------------
  CLASS B
---------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000              $1,006.40                $10.55
---------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000              $1,014.28                $10.59
---------------------------------------------------------------------------------------------------------------
  CLASS C
---------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000              $1,006.40                $10.55
---------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000              $1,014.28                $10.59
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 1.37%;
B: 2.12%; and C: 2.12%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

TEMPLETON GLOBAL OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

                                                  ----------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                  JUNE 30, 2005                           YEAR ENDED DECEMBER 31,
CLASS A                                            (UNAUDITED)           2004         2003          2002          2001        2000
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $       15.65     $   13.81    $   10.20    $    13.18    $    14.63   $   17.12
                                                  ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................            0.16          0.17         0.11          0.11          0.18        0.12

 Net realized and unrealized gains (losses) ...              --          2.10         3.62         (2.98)        (1.49)      (0.63)
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............            0.16          2.27         3.73         (2.87)        (1.31)      (0.51)
                                                  ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................           (0.01)        (0.18)       (0.12)        (0.11)        (0.09)      (0.14)

 Net realized gains ...........................              --         (0.25)          --            --         (0.05)      (1.84)
                                                  ----------------------------------------------------------------------------------
Total distributions ...........................           (0.01)        (0.43)       (0.12)        (0.11)        (0.14)      (1.98)
                                                  ----------------------------------------------------------------------------------
Redemption fee ................................              --(c)         --(c)        --(c)         --            --          --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................   $       15.80     $   15.65    $   13.81    $    10.20    $    13.18   $   14.63
                                                  ==================================================================================

Total return(b) ...............................            1.02%        16.55%       36.74%       (21.79)%       (8.97)%     (3.16)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $     354,618     $ 374,648    $ 369,776    $  304,913    $  437,829   $ 548,290

Ratios to average net assets:

 Expenses .....................................            1.37%(d)      1.42%        1.50%         1.46%         1.41%       1.43%

 Net investment income ........................            1.98%(d)      1.17%        0.97%         0.94%         0.64%       0.78%

Portfolio turnover rate .......................            6.79%        10.35%       21.47%        26.78%        15.18%      68.21%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


12 | See notes to financial statements. | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

                                                  ----------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                  JUNE 30, 2005                         YEAR ENDED DECEMBER 31,
CLASS B                                            (UNAUDITED)           2004         2003          2002          2001       2000
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $       15.53     $   13.72    $   10.15    $    13.11    $    14.58   $  17.04
                                                  ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) ..............            0.10          0.07         0.02          0.02         (0.02)        --(e)

 Net realized and unrealized gains (losses) ...              --          2.07         3.59         (2.95)        (1.38)     (0.55)
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............            0.10          2.14         3.61         (2.93)        (1.40)     (0.55)
                                                  ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................           (0.01)        (0.08)       (0.04)        (0.03)        (0.02)     (0.07)

 Net realized gains ...........................              --         (0.25)          --            --         (0.05)     (1.84)
                                                  ----------------------------------------------------------------------------------
Total distributions ...........................           (0.01)        (0.33)       (0.04)        (0.03)        (0.07)     (1.91)
                                                  ----------------------------------------------------------------------------------
Redemption fee ................................              --(c)         --(c)        --(c)         --            --         --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................   $       15.62     $   15.53    $   13.72    $    10.15    $    13.11   $  14.58
                                                  ==================================================================================

Total return(b) ...............................            0.64%        15.69%       35.70%       (22.38)%       (9.62)%    (3.49)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $       1,989     $   1,958    $   1,215    $      903    $      986   $    546

Ratios to average net assets:

 Expenses .....................................            2.12%(d)      2.17%        2.24%         2.20%         2.15%      2.17%

 Net investment income (loss) .................            1.23%(d)      0.42%        0.23%         0.20%        (0.15)%    (0.02)%

Portfolio turnover rate .......................            6.79%        10.35%       21.47%        26.78%        15.18%     68.21%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   Actual net investment loss per share was ($0.004).


                     Semiannual Report | See notes to financial statements. | 13

TEMPLETON GLOBAL OPPORTUNITIES TRUST

                                                  ---------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                  JUNE 30, 2005                      YEAR ENDED DECEMBER 31,
CLASS C                                            (UNAUDITED)           2004         2003          2002          2001       2000
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $       15.48     $   13.66    $   10.11    $    13.02    $    14.46   $  16.96
                                                  ---------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) ..............            0.10          0.06         0.02          0.02         (0.01)      0.01

 Net realized and unrealized gains (losses) ...              --          2.08         3.56         (2.93)        (1.38)     (0.62)
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............            0.10          2.14         3.58         (2.91)        (1.39)     (0.61)
                                                  ---------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................           (0.01)        (0.07)       (0.03)           --(e)         --      (0.05)

 Net realized gains ...........................              --         (0.25)          --            --         (0.05)     (1.84)
                                                  ---------------------------------------------------------------------------------
Total distributions ...........................           (0.01)        (0.32)       (0.03)           --         (0.05)     (1.89)
                                                  ---------------------------------------------------------------------------------
Redemption fee ................................              --(c)         --(c)        --(c)         --            --         --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $       15.57     $   15.48    $   13.66    $    10.11    $    13.02   $  14.46
                                                  =================================================================================

Total return(b) ...............................            0.64%        15.74%       35.58%       (22.33)%       (9.68)%    (3.83)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $      17,585     $  18,252    $  17,009    $   14,117    $   20,097   $ 25,067

Ratios to average net assets:

 Expenses .....................................            2.12%(d)      2.17%        2.25%         2.21%         2.15%      2.18%

 Net investment income (loss) .................            1.23%(d)      0.42%        0.22%         0.19%        (0.11)%     0.05%

Portfolio turnover rate .......................            6.79%        10.35%       21.47%        26.78%        15.18%     68.21%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   Actual distribution from net investment income per share was ($0.0031).


14 | See notes to financial statements. | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.9%
   AUSTRALIA 0.7%
   Alumina Ltd. .................................                  Metals & Mining                       583,600    $     2,475,216
                                                                                                                    ----------------
   BELGIUM 0.4%
   Agfa Gevaert NV ..............................            Leisure Equipment & Products                 57,600          1,592,546
                                                                                                                    ----------------
   BERMUDA 2.5%
   ACE Ltd. .....................................                     Insurance                           94,225          4,225,991
   XL Capital Ltd., A ...........................                     Insurance                           69,790          5,193,772
                                                                                                                    ----------------
                                                                                                                          9,419,763
                                                                                                                    ----------------
   CANADA 1.0%
   Alcan Inc. ...................................                  Metals & Mining                        62,180          1,866,771
(a)Celestica Inc. ...............................         Electronic Equipment & Instruments              56,085            750,791
   Domtar Inc. ..................................              Paper & Forest Products                   161,300          1,192,864
                                                                                                                    ----------------
                                                                                                                          3,810,426
                                                                                                                    ----------------
   CHINA 8.1%
(a)Bank of Communications, 144A .................                  Commercial Banks                      708,000            255,107
   BYD Co. Ltd., H ..............................                Electrical Equipment                    478,000          1,030,325
(a)China Life Insurance Co. Ltd., H .............                     Insurance                        2,671,000          1,821,718
   China Mobile (Hong Kong) Ltd., fgn. ..........        Wireless Telecommunication Services           1,233,000          4,593,494
(a)China Pharmaceutical Group, Ltd. .............                  Pharmaceuticals                    25,503,000          5,218,190
   China Power International Development Ltd.,
     144A .......................................    Independent Power Producers & Energy Traders      2,814,500            950,741
   China Resources Power Co. Ltd. ...............    Independent Power Producers & Energy Traders      8,344,000          4,643,996
   China Resources Power Co. Ltd., 144A .........    Independent Power Producers & Energy Traders      1,782,000            991,803
(a)China Shenhua Energy Co. Ltd., 144A ..........            Oil, Gas & Consumable Fuels               1,569,000          1,514,313
   Chitaly Holding ..............................                 Household Durables                     260,000            232,536
   PetroChina Co. Ltd., H .......................            Oil, Gas & Consumable Fuels               3,238,000          2,395,941
(a)Shanghai Electric Group Corp. ................                     Machinery                        3,150,000            713,435
(a)TCL Communication Technology Holdings ........              Communications Equipment                2,267,200            131,291
   TCL International Holdings Inc. ..............                 Household Durables                   5,668,000          1,057,619
   Weiqiao Textile Co. Ltd. .....................          Textiles Apparel & Luxury Goods             2,234,500          3,148,661
   Weiqiao Textile Co. Ltd., 144A ...............          Textiles Apparel & Luxury Goods             1,050,000          1,479,568
                                                                                                                    ----------------
                                                                                                                         30,178,738
                                                                                                                    ----------------
   FRANCE 6.5%
   AXA SA .......................................                     Insurance                          102,318          2,559,033
   Sanofi-Aventis ...............................                  Pharmaceuticals                        83,866          6,890,316
   Suez SA ......................................                  Multi-Utilities                       235,860          6,401,283
   Total SA, B ..................................            Oil, Gas & Consumable Fuels                  26,977          6,342,345
   Valeo SA .....................................                  Auto Components                        48,623          2,182,725
                                                                                                                    ----------------
                                                                                                                         24,375,702
                                                                                                                    ----------------
   GERMANY 5.3%
   Bayer AG, Br. ................................                     Chemicals                           57,300          1,914,969
   Celesio AG ...................................          Health Care Providers & Services               49,300          3,865,497
   Deutsche Post AG .............................              Air Freight & Logistics                   131,260          3,065,301
   E.ON AG ......................................                 Electric Utilities                      57,480          5,124,480
   Merck KGaA ...................................                  Pharmaceuticals                        30,880          2,488,484


                                                          Semiannual Report | 15

TEMPLETON GLOBAL OPPORTUNITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY (CONT.)
   Volkswagen AG ................................                    Automobiles                          76,020    $     3,472,388
                                                                                                                    ----------------
                                                                                                                         19,931,119
                                                                                                                    ----------------
   HONG KONG 2.6%
   Asia Aluminum Holdings Ltd. ..................                  Metals & Mining                    11,486,000          1,359,841
   Bank of East Asia Ltd. .......................                  Commercial Banks                       40,400            119,315
   Cheung Kong Holdings Ltd. ....................                    Real Estate                         512,000          4,990,960
(a)CK Life Sciences International (Holdings) Inc.                   Biotechnology                         19,800              2,752
   Hutchison Whampoa Ltd., ADR ..................              Industrial Conglomerates                   26,100          1,179,745
   MTR Corp. Ltd. ...............................                    Road & Rail                         449,500            867,666
   Swire Pacific Ltd., A ........................                    Real Estate                         145,000          1,282,839
                                                                                                                    ----------------
                                                                                                                          9,803,118
                                                                                                                    ----------------
   INDIA 1.0%
   Satyam Computers Services Ltd. ...............                    IT Services                         331,900          3,874,393
                                                                                                                    ----------------
   ISRAEL 0.4%
(a)Check Point Software Technologies Ltd. .......                      Software                           76,200          1,508,760
                                                                                                                    ----------------
   ITALY 1.8%
   Eni SpA ......................................            Oil, Gas & Consumable Fuels                 184,151          4,748,331
   Telecom Italia SpA, di Risp ..................       Diversified Telecommunication Services           692,398          1,797,076
                                                                                                                    ----------------
                                                                                                                          6,545,407
                                                                                                                    ----------------
   JAPAN 6.8%
   East Japan Railway Co. .......................                    Road & Rail                             447          2,298,719
   Hitachi Ltd. .................................         Electronic Equipment & Instruments             466,000          2,833,670
   Komatsu Ltd. .................................                     Machinery                          526,000          4,085,944
   Mabuchi Motor Co. Ltd. .......................         Electronic Equipment & Instruments              23,800          1,372,086
   NEC Corp. ....................................              Computers & Peripherals                   175,000            947,311
   Nintendo Co. Ltd. ............................                      Software                           33,200          3,474,558
   Nippon Telegraph & Telephone Corp. ...........       Diversified Telecommunication Services               400          1,714,182
   Nomura Holdings Inc. .........................                  Capital Markets                       324,000          3,878,997
   Olympus Corp. ................................          Health Care Equipment & Supplies               88,300          1,696,851
   Sompo Japan Insurance Inc. ...................                     Insurance                           44,000            444,605
   Sony Corp. ...................................                 Household Durables                      82,800          2,853,627
                                                                                                                    ----------------
                                                                                                                         25,600,550
                                                                                                                    ----------------
   MEXICO 2.0%
   Kimberly Clark de Mexico SA de CV, A .........                 Household Products                     445,600          1,529,489
   Telefonos de Mexico SA de CV (Telmex), L,
     ADR ........................................       Diversified Telecommunication Services           311,040          5,875,546
                                                                                                                    ----------------
                                                                                                                          7,405,035
                                                                                                                    ----------------
   NETHERLANDS 4.3%
   Akzo Nobel NV ................................                     Chemicals                          136,720          5,389,724
   ING Groep NV .................................           Diversified Financial Services               132,300          3,741,123
   Koninklijke Philips Electronics NV ...........                 Household Durables                     163,503          4,134,809
   Royal Dutch Petroleum Co. ....................            Oil, Gas & Consumable Fuels                  41,000          2,678,928
                                                                                                                    ----------------
                                                                                                                         15,944,584
                                                                                                                    ----------------


16 | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NEW ZEALAND 1.2%
   Carter Holt Harvey Ltd. ......................              Paper & Forest Products                 1,176,225    $     1,866,257
   Fisher & Paykel Healthcare Corp. Ltd. ........          Health Care Equipment & Supplies            1,166,850          2,647,152
                                                                                                                    ----------------
                                                                                                                          4,513,409
                                                                                                                    ----------------
   SINGAPORE 0.5%
   DBS Group Holdings Ltd. ......................                  Commercial Banks                      215,000          1,823,223
                                                                                                                    ----------------
   SOUTH KOREA 7.3%
   Bank of Pusan ................................                  Commercial Banks                      351,400          3,125,065
   Daegu Bank Co. Ltd. ..........................                  Commercial Banks                      391,500          3,353,011
   Hana Bank ....................................                  Commercial Banks                       66,540          1,781,690
   Kookmin Bank .................................                  Commercial Banks                      100,070          4,551,275
   Korea Electric Power Corp., ADR ..............                 Electric Utilities                     306,290          4,799,564
   KT Corp., ADR ................................       Diversified Telecommunication Services           165,185          3,551,477
   Samsung Electronics Co. Ltd. .................      Semiconductors & Semiconductor Equipment            8,630          4,121,044
   SK Telecom Co. Ltd., ADR .....................        Wireless Telecommunication Services              92,600          1,889,040
                                                                                                                    ----------------
                                                                                                                         27,172,166
                                                                                                                    ----------------
   SPAIN 4.5%
   Banco Santander Central Hispano SA ...........                  Commercial Banks                      322,500          3,742,241
   Iberdrola SA, Br. ............................                 Electric Utilities                     180,936          4,777,087
   Repsol YPF SA ................................            Oil, Gas & Consumable Fuels                 161,820          4,143,156
   Telefonica SA ................................       Diversified Telecommunication Services           259,975          4,259,256
                                                                                                                    ----------------
                                                                                                                         16,921,740
                                                                                                                    ----------------
   SWEDEN 2.2%
   Atlas Copco AB, A ............................                     Machinery                          145,480          2,308,350
   Nordea Bank AB ...............................                  Commercial Banks                      400,900          3,642,260
   Securitas AB, B ..............................           Commercial Services & Supplies               140,800          2,351,201
                                                                                                                    ----------------
                                                                                                                          8,301,811
                                                                                                                    ----------------
   SWITZERLAND 4.0%
   Lonza Group AG ...............................                     Chemicals                           41,300          2,286,031
   Nestle SA ....................................                   Food Products                          8,740          2,236,480
   Swiss Reinsurance Co. ........................                     Insurance                           82,260          5,057,020
   UBS AG .......................................                  Capital Markets                        69,000          5,383,055
                                                                                                                    ----------------
                                                                                                                         14,962,586
                                                                                                                    ----------------
   TAIWAN 0.7%
   Chunghwa Telecom Co. Ltd., ADR ...............       Diversified Telecommunication Services           112,100          2,402,303
                                                                                                                    ----------------
   THAILAND 1.8%
   Airports of Thailand PLC, 144A ...............           Transportation Infrastructure              2,135,400          2,340,801
   BEC World Public Co. Ltd., fgn. ..............                       Media                          4,081,800          1,145,768
   Krung Thai Bank Public Co. Ltd., 144A ........                  Commercial Banks                   15,000,000          3,375,681
                                                                                                                    ----------------
                                                                                                                          6,862,250
                                                                                                                    ----------------
   UNITED KINGDOM 13.0%
   BAE Systems PLC ..............................                Aerospace & Defense                     925,737          4,759,616
   BP PLC .......................................            Oil, Gas & Consumable Fuels                 383,840          3,995,110
(a)British Airways PLC ..........................                      Airlines                          214,800          1,013,952
   Cable & Wireless PLC .........................       Diversified Telecommunication Services           705,230          1,882,433
   Cadbury Schweppes PLC ........................                   Food Products                        225,600          2,154,114


                                                          Semiannual Report | 17

TEMPLETON GLOBAL OPPORTUNITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   GlaxoSmithKline PLC ..........................                  Pharmaceuticals                        90,900    $     2,199,995
   HSBC Holdings PLC ............................                  Commercial Banks                      156,800          2,522,247
   Marks & Spencer Group PLC ....................                  Multiline Retail                      329,457          2,127,680
   National Grid Transco PLC ....................                  Multi-Utilities                       289,400          2,807,368
   Shell Transport & Trading Co. PLC ............            Oil, Gas & Consumable Fuels                 891,744          8,670,465
   Shire Pharmaceuticals Group PLC ..............                  Pharmaceuticals                       511,978          5,613,130
   Smiths Group PLC .............................              Industrial Conglomerates                  219,270          3,609,916
   Unilever PLC .................................                   Food Products                        504,367          4,865,582
   Yell Group PLC ...............................                       Media                            292,700          2,229,818
                                                                                                                    ----------------
                                                                                                                         48,451,426
                                                                                                                    ----------------
   UNITED STATES 20.3%
   Abbott Laboratories ..........................                  Pharmaceuticals                       137,640          6,745,736
   American International Group Inc. ............                     Insurance                           31,152          1,809,931
   AmerisourceBergen Corp. ......................          Health Care Providers & Services               62,300          4,308,045
   AON Corp. ....................................                     Insurance                          152,920          3,829,117
   Applera Corp.-Applied Biosystems Group .......                   Biotechnology                         52,600          1,034,642
(a)BMC Software Inc. ............................                      Software                          236,790          4,250,381
(a)Boston Scientific Corp. ......................          Health Care Equipment & Supplies               68,300          1,844,100
   Bristol-Myers Squibb Co. .....................                  Pharmaceuticals                       146,600          3,662,068
(a)Cadence Design Systems Inc. ..................                      Software                          133,000          1,816,780
   CIGNA Corp. ..................................          Health Care Providers & Services               31,500          3,371,445
(a)DIRECTV Group Inc. ...........................                       Media                            126,600          1,962,300
   El Paso Corp. ................................            Oil, Gas & Consumable Fuels                 171,300          1,973,376
   Electronic Data Systems Corp. ................                    IT Services                          61,000          1,174,250
   H&R Block Inc. ...............................           Diversified Consumer Services                 40,800          2,380,680
(a)Hospira Inc. .................................          Health Care Equipment & Supplies               13,764            536,796
(a)Interpublic Group of Cos. Inc. ...............                       Media                            169,100          2,059,638
(a)Invitrogen Corp. .............................                   Biotechnology                         12,480          1,039,459
(a)King Pharmaceuticals Inc. ....................                  Pharmaceuticals                        75,000            781,500
   Kraft Foods Inc., A ..........................                   Food Products                        103,000          3,276,430
(a)Kroger Co. ...................................              Food & Staples Retailing                  197,800          3,764,134
(a)Millipore Corp. ..............................          Health Care Equipment & Supplies               44,700          2,535,831
   News Corp. Ltd., A ...........................                       Media                            117,100          1,894,678
   OfficeMax Inc. ...............................                  Specialty Retail                      127,100          3,783,767
   Pfizer Inc. ..................................                  Pharmaceuticals                       115,484          3,185,049
   Raytheon Co. .................................                Aerospace & Defense                     109,520          4,284,422
   SBC Communications Inc. ......................       Diversified Telecommunication Services            75,190          1,785,763
   Target Corp. .................................                  Multiline Retail                       54,900          2,987,109
(a)Tenet Healthcare Corp. .......................          Health Care Providers & Services              191,800          2,347,632
(a)Time Warner Inc. .............................                       Media                            101,100          1,689,381
                                                                                                                    ----------------
                                                                                                                         76,114,440
                                                                                                                    ----------------
   TOTAL COMMON STOCKS (COST $294,041,166).......                                                                       369,990,711
                                                                                                                    ----------------


18 | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $4,815,656) 1.3%
   UNITED STATES 1.3%
(b)Federal Home Loan Mortgage Corp., 7/01/05 ....                                                   $  4,816,000    $     4,816,000
                                                                                                                    ----------------
   TOTAL INVESTMENTS (COST $298,856,822) 100.2%..                                                                       374,806,711
   OTHER ASSETS, LESS LIABILITIES (0.2)% ........                                                                          (614,585)
                                                                                                                    ----------------
   NET ASSETS 100.0%.............................                                                                   $   374,192,126
                                                                                                                    ================

SELECTED PORTFOLIO ABBREVIATIONS:

ADR -  American Depository Receipt
PLC -  Public Limited Co.

(a)   Non-income producing.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                     Semiannual Report | See notes to financial statements. | 19

TEMPLETON GLOBAL OPPORTUNITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost .........................................................................   $ 298,856,822
                                                                                   =============
  Value ........................................................................   $ 374,806,711
 Cash ..........................................................................          91,953
 Foreign currency, at value (cost $6,878) ......................................           6,862
 Receivables:
  Capital shares sold ..........................................................          99,414
  Dividends ....................................................................         650,319
                                                                                   -------------
      Total assets .............................................................     375,655,259
                                                                                   -------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................         405,899
  Capital shares redeemed ......................................................         504,186
  Affiliates ...................................................................         505,143
 Other liabilities .............................................................          47,905
                                                                                   -------------
      Total liabilities ........................................................       1,463,133
                                                                                   -------------
        Net assets, at value ...................................................   $ 374,192,126
                                                                                   =============
Net assets consist of:
 Undistributed net investment income ...........................................   $   3,662,027
 Net unrealized appreciation (depreciation) ....................................      75,945,828
 Accumulated net realized gain (loss) ..........................................       4,690,624
 Paid-in capital ...............................................................     289,893,647
                                                                                   -------------
        Net assets, at value ...................................................   $ 374,192,126
                                                                                   =============
CLASS A:
 Net assets, at value ..........................................................   $ 354,618,033
                                                                                   =============
 Shares outstanding ............................................................      22,445,205
                                                                                   =============
 Net asset value per share(a) ..................................................   $       15.80
                                                                                   =============
 Maximum offering price per share (net asset value per share / 94.25%) .........   $       16.76
                                                                                   =============
CLASS B:
 Net assets, at value ..........................................................   $   1,988,706
                                                                                   =============
 Shares outstanding ............................................................         127,329
                                                                                   =============
 Net asset value and maximum offering price per share(a) .......................   $       15.62
                                                                                   =============
CLASS C:
 Net assets, at value ..........................................................   $  17,585,387
                                                                                   =============
 Shares outstanding ............................................................       1,129,551
                                                                                   =============
 Net asset value and maximum offering price per share(a) .......................   $       15.57
                                                                                   =============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


20 | See notes to financial statements. | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENT OF OPERATIONS
for the six months ended June 30, 2005 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $688,716) ..................................   $   6,140,973
 Interest ......................................................................         156,263
 Other income (Note 8) .........................................................          26,005
                                                                                   --------------
      Total investment income ..................................................       6,323,241
                                                                                   --------------
Expenses:
 Management fees (Note 3a) .....................................................       1,417,611
 Administrative fees (Note 3b) .................................................         270,047
 Distribution fees (Note 3c)
  Class A ......................................................................         447,734
  Class B ......................................................................           9,751
  Class C ......................................................................          88,582
 Transfer agent fees (Note 3e) .................................................         259,400
 Custodian fees (Note 4) .......................................................          57,400
 Reports to shareholders .......................................................          26,700
 Registration and filing fees ..................................................          23,700
 Professional fees .............................................................          12,900
 Trustees' fees and expenses ...................................................          46,200
 Other .........................................................................           5,200
                                                                                   --------------
      Total expenses ...........................................................       2,665,225
      Expense reductions (Note 4) ..............................................          (2,214)
                                                                                   --------------
        Net expenses ...........................................................       2,663,011
                                                                                   --------------
          Net investment income ................................................       3,660,230
                                                                                   --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................       7,068,533
  Foreign currency transactions ................................................          32,791
                                                                                   --------------
      Net realized gain (loss) .................................................       7,101,324
                                                                                   --------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ..................................................................      (7,126,825)
  Translation of assets and liabilities denominated in foreign currencies ......         (27,361)
                                                                                   --------------
      Net change in unrealized appreciation (depreciation) .....................      (7,154,186)
                                                                                   --------------
Net realized and unrealized gain (loss) ........................................         (52,862)
                                                                                   --------------
Net increase (decrease) in net assets resulting from operations ................   $   3,607,368
                                                                                   ==============


                     Semiannual Report | See notes to financial statements. | 21

TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           ------------------------------------
                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2005        YEAR ENDED
                                                                                             (UNAUDITED)     DECEMBER 31, 2004
                                                                                           ------------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ................................................................  $     3,660,230    $      4,294,737
   Net realized gain (loss) from investments and foreign currency transactions ..........        7,101,324          17,673,551
   Net change in unrealized appreciation (depreciation) on investments and translation
    of assets and liabilities denominated in foreign currencies .........................       (7,154,186)         36,368,204
                                                                                           ------------------------------------
       Net increase (decrease) in net assets resulting from operations ..................        3,607,368          58,336,492
                                                                                           ------------------------------------
 Distributions to shareholders from:
   Net investment income:
    Class A .............................................................................         (219,498)         (4,193,087)
    Class B .............................................................................           (1,185)             (8,883)
    Class C .............................................................................          (10,981)            (75,041)
  Net realized gains:
    Class A .............................................................................               --          (5,988,293)
    Class B .............................................................................               --             (31,028)
    Class C .............................................................................               --            (292,240)
                                                                                           ------------------------------------
 Total distributions to shareholders ....................................................         (231,664)        (10,588,572)
                                                                                           ------------------------------------
 Capital share transactions: (Note 2)
    Class A .............................................................................      (23,298,570)        (40,514,944)
    Class B .............................................................................           19,486             541,861
    Class C .............................................................................         (763,320)           (916,009)
                                                                                           ------------------------------------
 Total capital share transactions .......................................................      (24,042,404)        (40,889,092)
                                                                                           ------------------------------------
 Redemption fees ........................................................................               52                   3
                                                                                           ------------------------------------
       Net increase (decrease) in net assets ............................................      (20,666,648)          6,858,831

Net assets:

 Beginning of period ....................................................................      394,858,774         387,999,943
                                                                                           ------------------------------------
 End of period ..........................................................................  $   374,192,126    $    394,858,774
                                                                                           ====================================
Undistributed net investment income included in net assets:
 End of period ..........................................................................  $     3,662,027    $        233,466
                                                                                           ====================================


22 | See notes to financial statements. | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                                          Semiannual Report | 23

TEMPLETON GLOBAL OPPORTUNITIES TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


24 | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Class C. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


                                                          Semiannual Report | 25

TEMPLETON GLOBAL OPPORTUNITIES TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At June 30, 2005 there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                       -----------------------------------------------------------
                                            SIX MONTHS ENDED                  YEAR ENDED
                                             JUNE 30, 2005                 DECEMBER 31, 2004
                                       -----------------------------------------------------------
                                         SHARES         AMOUNT           SHARES         AMOUNT
                                       -----------------------------------------------------------
CLASS A SHARES:
 Shares sold .....................        679,490    $ 10,601,622       1,839,928    $ 26,625,295
 Shares issued in reinvestment
  of distributions ...............         11,282         181,763         572,490       8,622,980
 Shares redeemed .................     (2,182,941)    (34,081,955)     (5,254,023)    (75,763,219)
                                       -----------------------------------------------------------
 Net increase (decrease) .........     (1,492,169)   $(23,298,570)     (2,841,605)   $(40,514,944)
                                       ===========================================================
CLASS B SHARES:
 Shares sold .....................          6,903    $    107,396          53,957    $    769,916
 Shares issued in reinvestment
  of distributions ...............             62             994           2,253          33,688
 Shares redeemed .................         (5,733)        (88,904)        (18,711)       (261,743)
                                       -----------------------------------------------------------
 Net increase (decrease) .........          1,232    $     19,486          37,499    $    541,861
                                       ===========================================================
CLASS C SHARES:
 Shares sold .....................         63,963    $    984,566         142,556    $  2,025,120
 Shares issued in reinvestment
  of distributions ...............            634          10,082          22,938         341,687
 Shares redeemed .................       (114,126)     (1,757,968)       (231,167)     (3,282,816)
                                       -----------------------------------------------------------
 Net increase (decrease) .........        (49,529)   $   (763,320)        (65,673)   $   (916,009)
                                       ===========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------
  SUBSIDIARY                                                     AFFILIATION
----------------------------------------------------------------------------------------
  Templeton Investment Counsel LLC (TIC)                         Investment manager
  Franklin Templeton Services LLC (FT Services)                  Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)            Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)   Transfer agent


26 | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.750%            Up to and including $1 billion
        0.730%            Over $1 billion, up to and including $5 billion
        0.710%            Over $5 billion, up to and including $10 billion
        0.690%            Over $10 billion, up to and including $15 billion
        0.670%            Over $15 billion, up to and including $20 billion
        0.650%            In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.150%            Up to and including $200 million
        0.135%            Over $200 million, up to and including $700 million
        0.100%            Over $700 million, up to and including $1.2 billion
        0.075%            In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year may be reimbursed in subsequent periods. At June 30, 2005, Distributors advised the Fund that unreimbursed costs were $3,340,601.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received .................................     $14,866
Contingent deferred sales charges retained .................     $ 4,169

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $259,400, of which $193,328 was retained by Investor Services.


                                                          Semiannual Report | 27

TEMPLETON GLOBAL OPPORTUNITIES TRUST

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2004, of $1,939,907 and $10,451, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $ 299,317,170
                                                            ==============
Unrealized appreciation .................................   $ 101,654,370
Unrealized depreciation .................................     (26,164,829)
                                                            --------------
Net unrealized appreciation (depreciation) ..............   $  75,489,541
                                                            ==============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005 aggregated $24,780,961 and $27,110,837, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


28 | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

8. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.


                                                          Semiannual Report | 29

TEMPLETON GLOBAL OPPORTUNITIES TRUST

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


30 | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held March 1, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the


                                                          Semiannual Report | 31

TEMPLETON GLOBAL OPPORTUNITIES TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such services conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2004, as well as on an annualized basis during the previous ten-year period in comparison to a performance universe consisting of all retail and institutional global multi-cap value funds as selected by Lipper. Such report showed that the Fund's total return during 2004 placed it in the fourth or second lowest quintile of its performance universe and in the fourth quintile of such universe for the previous ten-year period as well. The Board noted, however, that the Fund's actual total return was over 16% for 2004 and over 8% for the previous ten-year period on an annualized basis as shown in such report. In addition to the Lipper performance report, the Board also considered the Fund's investment performance in comparison with its benchmark, Morgan Stanley Capital International All Country World Index ("MSCI Index"). In this respect, the Board noted that the Fund's investment performance had outperformed such MSCI Index in 2004 and in each of the previous three-, five- and ten-year periods. The Board expressed its satisfaction with the Fund's performance.


32 | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with its Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper report. The Lipper expense group consisted of other retail front-end load multi-cap value funds, global multi-cap core funds and global large cap value funds in the same size category of the Fund as selected by Lipper. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. Lipper's expense comparison report showed that while the Fund's effective management fee rate was in the fourth or second most expensive quintile, its actual total expenses were the lowest in its expense group, and that this was true whether such expenses were computed including or excluding 12b-1 fees. The Board found such expenses to be acceptable, noting that in 2004 it had reduced the Fund's management fee effective May 1, 2004. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense peer group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down


                                                          Semiannual Report | 33

TEMPLETON GLOBAL OPPORTUNITIES TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund's management advisory fee historically was at the rate of 0.80% of Fund net assets but, in 2004, the Board reduced such fee and added fee breakpoints effective May 1, 2004. The current advisory fee schedule is at the rate of 0.75% on the first $1 billion of Fund net assets; 0.73% on the next $4 billion of Fund net assets; and declines incrementally thereafter until being reduced to a fixed rate of 0.65% on net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services which starts at 0.15% on the first $200 million of the Fund's net assets; declines to 0.135% on the next $500 million of net assets; and declines through further breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion level. At the end of 2004, the Fund's net assets were approximately $395 million, and, to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administration fees provide a sharing of benefits with the Fund and its shareholders.


34 | Semiannual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 35

                       This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                          Not part of the Semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON                                One Franklin Parkway
   INVESTMENTS                                    San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

415 S2005 08/05




ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.         N/A



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS           N/A


ITEM 6. SCHEDULE OF INVESTMENTS.                        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT.       N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND  AFFILIATED PURCHASERS.             N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/JIMMY D. GAMBILL
  -----------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 19, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -----------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 19, 2005



By /s/GALEN G. VETTER
  -----------------------------
   Galen G. Vetter
   Chief Financial Officer
Date: August 19, 2005